UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-6211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Chief Executive Officer,
      Merrill Lynch U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments

Merrill Lynch U.S. Treasury Money Fund
Schedule of Investments as of August 31, 2005                     (in Thousands)

                                                                        Face             Interest          Maturity
Issue                                                                 Amount               Rate *              Date           Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills - 98.2%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                                                  $ 3,726        2.905 - 3.353 %       9/01/2005       $   3,726
                                                                      12,722          2.90 - 3.35         9/08/2005          12,715
                                                                      10,000         2.95 - 3.455         9/15/2005           9,988
                                                                       4,091        2.955 - 3.281         9/22/2005           4,084
                                                                       3,333        3.053 - 3.365         9/29/2005           3,325
                                                                       4,220        3.284 - 3.288        10/06/2005           4,206
                                                                         419                3.118        10/13/2005             417
                                                                       1,976         3.29 - 3.322        10/27/2005           1,966
                                                                         617        3.135 - 3.377        11/03/2005             613
                                                                       6,000        3.036 - 3.421        11/10/2005           5,961
                                                                       3,000                 3.43        11/17/2005           2,978
                                                                         364         3.108 - 3.12        12/15/2005             360
                                                                       2,902        3.157 - 3.515        12/22/2005           2,871
                                                                       1,500                 3.23        12/29/2005           1,483
                                                                       1,700                 3.68         2/23/2006           1,671
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Total U.S. Treasury Bills (Cost - $56,365)                                                                                   56,364
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U.S. Treasury Notes - 6.2%
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U.S. Treasury Notes                                                      300                1.625        10/31/2005             299
                                                                         500                 5.75        11/15/2005             502
                                                                       1,450                1.625         2/28/2006           1,435
                                                                         238                 1.50         3/31/2006             235
                                                                         500                 2.25         4/30/2006             495
                                                                         250                4.625         5/15/2006             252
                                                                         350                2.375         8/15/2006             346
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Total U.S. Treasury Notes (Cost - $3,570)                                                                                     3,564
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Total Investments (Cost - $59,935 **) - 104.4%                                                                               59,928

Liabilities in Excess of Other Assets - (4.4%)                                                                               (2,502)
                                                                                                                          ---------
Net Assets - 100.0%                                                                                                       $  57,426
                                                                                                                          =========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                   $ 59,935
                                                                       ========
      Gross unrealized appreciation                                    $      3
      Gross unrealized depreciation                                         (10)
                                                                       --------
      Net unrealized depreciation                                      $     (7)
                                                                       ========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S. Treasury Money Fund


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch U.S. Treasury Money Fund

Date: October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch U.S. Treasury Money Fund

Date: October 19, 2005

By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch U.S. Treasury Money Fund

Date: October 19, 2005